Document and Entity Information	3 Months Ended
Sep. 30, 2020
Document And Entity Information
Entity Registrant Name	GALAXY NEXT GENERATION, INC.
Entity Central Index Key	0001127993
Document Type	S-1/A
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false